Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands		1 Months Ended	12 Months Ended
	Nov. 10, 2014	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2015	Nov. 07, 2014	Sep. 30, 2014
Equity, Class of Treasury Stock [Line Items]
Cash dividend declared			$ 1.11	$ 1.07	$ 1.03
Total Amount			$ 170,000,000	$ 167,000,000	$ 165,000,000
Value of shares repurchased			$ 872,000,000	$ 531,000,000	$ 518,000,000
Common shares acquired in connection with employee stock plans, shares			400	300	700
Common shares acquired in connection with employee stock plans, amount			$ 42,000,000	$ 29,000,000	$ 58,000,000
Aggregate statutory capital and surplus in our state regulated insurance subsidiaries			6,000,000,000	5,500,000,000
Aggregate minimum regulatory requirements of statutory capital and surplus			4,100,000,000	$ 3,500,000,000
Dividends that may be paid to the parent company without prior approval by state regulatory authorities in 2014			800,000,000
Dividends that were paid to the parent company without prior approval by state regulatory authorities			$ 927,000,000
Dividend Declared
Equity, Class of Treasury Stock [Line Items]
Cash dividend declared		$ 0.28
Dividend payable date		Jan. 30, 2015
Record Date		Dec. 31, 2014
Total Amount		$ 42,000,000
Prior Authorization
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorization								$ 1,000,000,000
Shares repurchased in open market			1,600	5,770	6,250
Value of shares repurchased			$ 195,000,000	$ 502,000,000	$ 460,000,000
Shares repurchased in open market, average price			$ 121.68	$ 86.97	$ 73.66
Remaining authorized amount								816,000,000
Current Authorization
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorization								$ 2,000,000,000
Expiration date of current authorization			Dec. 31, 2016
Shares repurchased in open market			4,100
Value of shares repurchased			$ 535,000,000
Shares repurchased in open market, average price			$ 130.42
Current Authorization | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Remaining authorized amount						$ 1,370,000,000
Accelerated Share Repurchase Agreement
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorization							$ 500,000,000
Shares repurchased in open market	3,060
Value of shares repurchased	$ 400,000,000
Decrease in capital in excess of par value	$ 100,000,000